Commitments And Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 16 – Commitments and Contingencies

Legal Related

From time to time, the Company is a party as plaintiff or defendant to various legal proceedings related to its normal business operations.

A dissolved subsidiary, Interactive was party to a real estate lease in North Carolina ("the Property"). The lessor of the Property has filed a suit against Interactive, the dissolved lessee and MSA. Interactive was insolvent at the time of dissolution and MSA was not party to the lease. The Company intends to vigorously defend this matter.

In the opinion of management, although the outcome of any legal proceeding cannot be predicted with certainty, the ultimate liability of the Company in connection with its legal proceedings will not have a material adverse effect on the Company's financial position, but could be material to the results of operations in any one future accounting period. Defense costs are expensed as incurred.